NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Nature Of Operations And Going Concern
Net loss	$ 54,052,183	$ 375,732	$ 78,287,243	$ 1,669,387